Derivative Financial Instruments and Risk Management - Gains (Losses) Recorded in Other Comprehensive Income (Loss) and Reclassified from AOCI to Income (Detail) (Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
AOCI Beginning Balance	$ (36)	$ 6	$ (32)
Gain (Loss) Recorded in OCI	237	(92)	(27)
Gain (Loss) reclassified from AOCI to Income	87	(50)	(65)
AOCI Ending Balance	114	(36)	6
Currency forwards and swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
AOCI Beginning Balance	(40)	57	(74)
Gain (Loss) Recorded in OCI	230	(103)	35
Gain (Loss) reclassified from AOCI to Income	84	(6)	(96)
AOCI Ending Balance	106	(40)	57
Commodity swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
AOCI Beginning Balance	4	(51)	42
Gain (Loss) Recorded in OCI	7	11	(62)
Gain (Loss) reclassified from AOCI to Income	3	(44)	31
AOCI Ending Balance	$ 8	$ 4	$ (51)